[redacted]

1315800

05002589

SEC 1972 (6-02) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

SEC MAIL PROCESSING SECTION
RECEIVED
JAN 26 2005
WASH, D.C. 152

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

PROCESSED
JAN 28 2005
THOMSON FINANCIAL

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.) **Private Placement of Units**

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [√] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [√] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Messina Minerals Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)
Telephone Number (Including Area Code)

2300 – 1066 West Hastings Street
Vancouver, British Columbia V6E 3X2 Canada

Telephone: (604) 688-1508

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
Telephone Number (Including Area Code)
(if different from Executive Offices) **Same as above**

Brief Description of Business
Mineral resource exploration

Type of Business Organization

[√] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

Month Year

Actual or Estimated Date of Incorporation or Organization: [**1**] **0**] [**8**] **9**] [√] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [**C**] [**N**]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [√] Executive Officer [√] Director [ ] General and/or Managing Partner

Tallman, Peter

Full Name (Last name first, if individual)

1978 Rivergrove Place, North Vancouver, British Columbia V7H 2L4 Canada

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [√] Director [ ] General and/or Managing Partner

Pallot, John L.

Full Name (Last name first, if individual)

524 Richmond Street, New Westminster, British Columbia V3L 4C7 Canada

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [√] Director [ ] General and/or Managing Partner

Brunelle, Steven

Full Name (Last name first, if individual)

Townhouse #18 – 2111 Lakeshore Blvd. W., Etobicoke, Ontario M8V 4B2 **Canada**

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [√] Executive Officer [√] Director [ ] General and/or Managing Partner

McDonald, Gary
Full Name (Last name first, if individual)
316 – 1 Street, New Westminster, British Columbia V3L 2G6 Canada
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [√] Executive Officer [ ] Director [ ] General and/or Managing Partner

---

Tessman, Susan
Full Name (Last name first, if individual)

303 – 1763 Nelson Street, Vancouver, British Columbia V6G 1M6 Canada
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

---

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

---

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [√]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... **$N/A**______

3. Does the offering permit joint ownership of a single unit?.. Yes [√] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated

persons of such a broker or dealer, you may set forth the information for that broker or dealer only. **N/A**

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this

offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify **Units – See Exhibit A**).	$**560,000**	$**560,000**
Total	$**560,000**	$**560,000**

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors .**(U.S.)**	**1**	$**32,000**
Non-accredited Investors	**0**	$**0**
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The

information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ] $200
Printing and Engraving Costs	[ ] $
Legal Fees	[ ] $8,000
Accounting Fees	[ ] $
Engineering Fees	[ ] $
Sales Commissions (specify finders' fees separately)	[ ] $
Other Expenses (identify) **Filing Fees**	[ ] $4,200
	[ ] $
Total	[ ] $12,400

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $547,600

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $	[ ] $
Purchase of real estate	[ ] $	[ ] $
Purchase, rental or leasing and installation of machinery and equipment	[ ] $	[ ] $
Construction or leasing of plant buildings and facilities	[ ] $	[ ] $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $	[ ] $
Repayment of indebtedness	[ ] $	[ ] $
Working capital	[ ] $	[√] $387,600
Other (specify): contract mineral exploration expenditures	[ ] $	[√] $160,000
	[ ] $	[ ] $
Column Totals	[ ] $	[√] $547,600
Total Payments Listed (column totals added)		[ ] $547,600

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Messina Minerals Inc.		**January 24, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Gary McDonald	**Director and Chief Financial Officer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									

MI										
MN										
MS										
MO										
MT										
NE										
NV										
NH										
NJ										
NM										
NY										
NC										
ND										
OH										
OK										
OR										
PA										
RI										
SC										
SD										
TN										
TX										
UT										
VT										
VA										
WA		√	Units-$32,000	1	$32,000	Nil	N/A		√
WV										
WI										
WY										
PR										

Exhibit A to the Form D of Messina Minerals Inc.

A total of 825,000 units were sold in the offering at a price of $0.80 CDN ($0.64 U.S.) per unit in respect of 625,000 units and at a price of $1.00 ($0.80 U.S.) per unit in respect of 200,000 units. Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one additional common share at a price of $1.00 CDN ($0.80 U.S.) with respect to 625,000 units and at a price of $1.25 CDN ($1.00 U.S.) with respect to 200,000 units until January 19, 2007.

A total of 50,000 of the $0.80 CDN ($0.64 U.S.) units were sold in the United States to one accredited investor in the State of Washington. The remaining 775,000 units were sold in Canada and other foreign jurisdictions.

The offering was effected in the United States pursuant to Regulation D and outside of the United States pursuant to Regulation S.